Operations (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
TOTAL ASSETS	R$ 60,414,456	R$ 57,384,156
Cash and cash equivalents	3,130,363	4,161,939	R$ 5,634,623	R$ 2,678,457
Bonds and securities	691,781	529,708
Contract assets [Member]	9,595,006	7,210,906	7,605,061
Other receivables	4,603,446	3,507,960	2,819,255
Property, plant and equipment	8,145,552	8,516,697	R$ 10,825,421
Suppliers	133,544	142,380
Provisions for legal claims	1,571,555	956,696
Contingent liabilities	2,390,222	R$ 2,807,918
Consideration paid (received)	(1,684,553)
Equity interests of acquirer	1,380,581
Total consideration	2,722,301
HPP Mauá and MSG [Member]
Disclosure of fair value measurement of assets [line items]
TOTAL ASSETS	5,503,395
Cash and cash equivalents	6,176
Bonds and securities	107,099
Costumers	38,173
Contract assets [Member]	3,110,665
Recoverable taxes	53,118
Bonds and restricted deposits	146,299
Other receivables	4,373
Deferred income tax and social contribution	37,519
Property, plant and equipment	1,197,964
Intangible assets	802,009
Liabilities assumed	2,781,094
Suppliers	7,600
Loans and financing	1,933,871
Accounts payable related to concession	48,992
Other accounts payable	11,721
Provisions for legal claims	34,593
Contingent liabilities	658,008
Deferred income tax and social contribution	86,309
Consideration transferred, acquisition-date fair value	2,722,301
HPP Mauá and MSG [Member] | From 2025 to 2040
Disclosure of fair value measurement of assets [line items]
Contract assets [Member]	3,110,664
HPP Mauá
Disclosure of fair value measurement of assets [line items]
TOTAL ASSETS	2,122,351
Cash and cash equivalents	531
Bonds and securities	556
Costumers	0
Contract assets [Member]	0
Recoverable taxes	30,432
Bonds and restricted deposits	51,522
Other receivables	2,780
Deferred income tax and social contribution	37,519
Property, plant and equipment	1,197,819
Intangible assets	801,192
Liabilities assumed	497,351
Suppliers	420
Loans and financing	139,599
Accounts payable related to concession	48,992
Other accounts payable	0
Provisions for legal claims	9,119
Contingent liabilities	299,221
Deferred income tax and social contribution	0
Consideration transferred, acquisition-date fair value	1,625,000
Equity interests of acquirer	830,834
MSG
Disclosure of fair value measurement of assets [line items]
TOTAL ASSETS	3,381,044
Cash and cash equivalents	5,645
Bonds and securities	106,543
Costumers	38,173
Contract assets [Member]	3,110,665
Recoverable taxes	22,686
Bonds and restricted deposits	94,777
Other receivables	1,593
Deferred income tax and social contribution	0
Property, plant and equipment	145
Intangible assets	817
Liabilities assumed	2,283,743
Suppliers	7,180
Loans and financing	1,794,272
Accounts payable related to concession	0
Other accounts payable	11,721
Provisions for legal claims	25,474
Contingent liabilities	358,787
Deferred income tax and social contribution	86,309
Consideration transferred, acquisition-date fair value	1,097,301
Equity interests of acquirer	549,747
Cash consideration
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	(196,609)
Transfer of HPP Colíder
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	(1,104,829)
Contingent consideration member
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	(383,115)
Liability exclusion lawsuit [Member]
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	(354,403)
Other contingent liabilities member [Member]
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	(28,712)
Indemnification asset
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	342,833
Indemnification asset | HPP Mauá
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	151,087
Indemnification asset | MSG
Disclosure of fair value measurement of assets [line items]
Consideration paid (received)	R$ 191,746